Earning per unit and cash distributions - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		3 Months Ended		9 Months Ended
	Mar. 26, 2020	Mar. 21, 2019	Sep. 14, 2018	Mar. 23, 2018	Aug. 31, 2020	Mar. 21, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution							$ 0		$ 800
Phantom Units [Member] | Chief Executive Officer Chief Financial Officer [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	8,100	10,917	28,018	14,584	15,378	10,917
Second Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit									$ 0.421875
Distribution Percentage To All Unit Holders									85.00%
Distribution Percentage To Holders Of Incentive Distribution Rights									15.00%
Third Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit									$ 0.50625
Distribution Percentage To All Unit Holders									75.00%
Distribution Percentage To Holders Of Incentive Distribution Rights									25.00%
After Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To All Unit Holders									50.00%
Distribution Percentage To Holders Of Incentive Distribution Rights									50.00%
Common units public [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit									$ 0.388125
Distribution Percentage To Holders Of Incentive Distribution Rights									100.00%
Common units Hegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution								$ 400		$ 1,198